As filed with the Securities and Exchange Commission on July 14, 2006

                                                    1933 Act File No. 333-134970
                                                     1940 Act File No. 811-03763


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6

   For Registration under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust: CLAYMORE SECURITIES DEFINED PORTFOLIOS,
          SERIES 304

     B.   Name of Depositor: CLAYMORE SECURITIES, INC.

     C.   Complete address of Depositor's principal executive offices:

                                    2455 Corporate West Drive
                                    Lisle, Illinois 60532

     D.   Name and complete address of agents for service:

         CLAYMORE SECURITIES, INC.
         Attention:  Nicholas Dalmaso, Esq.
         Senior Managing Director and General Counsel
         2455 Corporate West Drive
         Lisle, Illinois 60532

         CHAPMAN AND CUTLER LLP
         Attention:  Eric F. Fess, Esq.
         111 West Monroe Street
         Chicago, Illinois  60603

It is proposed that this filing will become effective (check appropriate box)

/X/      immediately upon filing pursuant to paragraph (b)

/ /      on (date) pursuant to paragraph (b)

/ /      60 days after filing pursuant to paragraph (a)

/ /      on (date) pursuant to paragraph (a) of rule 485 or 486

     E. Title of securities being registered: Units of fractional undivided beneficial interest.

     F. Approximate date of proposed sale to the public: As soon as practicable after the effective date of the Registration Statement.



/ / Check box if it is proposed that this filing will become effective on July 14, 2006 at 2:00 P.M. Eastern Time pursuant to Rule 487.





                       CONTENTS OF REGISTRATION STATEMENT

     A.   Bonding Arrangements of Depositor:

   The Depositor has obtained the following Securities Dealer Blanket Bond for its officers, directors and employees:

                         INSURER/POLICY NO.                   AMOUNT

                  National Union Fire Insurance
                  Company of Pittsburgh,                     $250,000
                  Pennsylvania
                  959-9000

     B. This amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The signatures

                          Exhibit as listed on page S-5


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Claymore Securities Defined Portfolios, Series 304, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Lisle and State of Illinois on the 14th day of July, 2006.

                              CLAYMORE SECURITIES DEFINED PORTFOLIOS, SERIES 304
                                                                    (Registrant)

                                                    By CLAYMORE SECURITIES, INC.
                                                                     (Depositor)


                                                         By /s/ Nicholas Dalmaso
                                                        ------------------------
                                                    Senior Managing Director and
                                                                 General Counsel

     Pursuant to the requirements of the Securities Act of 1933, the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectivenes of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form S-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle,in the state of Illinois on the 14th day of July, 2006.


                                                       CLAYMORE SECURITIES, INC.


                                                         By /s/ Nicholas Dalmaso
                                                        ------------------------
                                                    Senior Managing Director and
                                                                 General Counsel

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


     SIGNATURE*                           TITLE**                               DATE

DAVID HOOTEN*                             Chief Executive Officer and       )    By:  /s/ Nicholas Dalmaso
                                                                                      --------------------
                                          Chairman of the Board of          )         Nicholas Dalmaso
                                          Directors                         )         Attorney-in-Fact*

                                                                                      July 14, 2006

/S/ STEVEN HILL                           Chief Financial Officer                     July 14, 2006
--------------------------------
    STEVEN HILL

/S/ NICHOLAS DALMASO                      General Counsel                             July 14, 2006
--------------------
    NICHOLAS DALMASO


---------------
     *    An executed copy of the related power of attorney was filed as Exhibit
          6.0 to Registration Statement No. 333-98345 on August 22, 2002.

     ** The titles of the persons named herein represent their capacity in and relationship to Claymore Securities, Inc., the Depositor.



                                LIST OF EXHIBITS

     1.1  Reference Trust Agreement.

   1.1.1  Standard Terms and Conditions of Trust (Reference is made to Exhibit
          1.1.1 to Amendment No. 1 to the Registration Statement on Form S-6 for Claymore Securities Defined Portfolios, Series 116 (File No. 333-72828) filed on December 18, 2001).

     2.1 Code of Ethics (Reference is made to Exhibit 2.1 to the Registration Statement on Form S-6 for Claymore Securities Defined Portfolios, Series 213 (File No. 333-122184) filed on February 9, 2005).

     3.1 Opinion of counsel as to legality of securities being registered including a consent to the use of its name in the Registration Statement. (Reference is made to Exhibit 3.1 to the Restration Statement on Form S-6 for Claymore Securities Defined Portfolios, Series 304 (File No. 333-134970) filed on July 13, 2006).

     3.2 Opinion of counsel as to the Trustee and the Trust(s), including a consent to the use of its name in the Registration Statement. (Reference is made to Exhibit 3.2 to the Restration Statement on Form S-6 for Claymore Securities Defined Portfolios, Series 304 (File No. 333-134970) filed on July 13, 2006).

     4.1 Consent of Independent Registered Public Accounting Firm. (Reference is made to Exhibit 4.1 to the Restration Statement on Form S-6 for Claymore Securities Defined Portfolios, Series 304 (File No. 333-134970) filed on July 13, 2006).